Leases - Summary of Carrying Amounts of Lease Liabilities (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities [Abstract]
At January 1	£ 806	£ 434
Additions		548
Re-measurement of liability	115	2
Accretion of interest	26	21
Payments	(297)	(197)
Effect of foreign currency exchange differences	(5)	(2)
At December 31	645	806
Current	278	268
Non-current	£ 367	£ 538